Templeton Global Investment Trust

500 East Broward Blvd., Suite 2100

Fort Lauderdale, Fl 33394-3091

Tel: 954.527.7500

March 4, 2011

Filed Via EDGAR

(CIK #0000916488)

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N. E.

Washington, D.C. 20549

Re: Templeton Global Investment Trust

File Nos. 033-73244 and 811-08226

Preliminary Proxy Materials

Dear Sir or Madam:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, submitted electronically via the EDGAR system, please find a preliminary copy of the Proxy Statement, Notice of Meeting and Proxy to be furnished to shareholders of Templeton Income Fund (the “Fund”), a series of Templeton Global Investment Trust in connection with a Special Meeting of Shareholders (the "Meeting") of the Fund, scheduled to be held on June 10, 2011. Definitive copies of these proxy materials are expected to be released to shareholders early next month.

At the Meeting, shareholders will be asked to approve an amendment to the Fund’s current fundamental investment goal to clarify that the Fund seeks both income and capital appreciation.

The Fund intends to begin mailing definitive proxy materials to its shareholders on or about April 14, 2011, if no comments by the Staff of the SEC are received within ten (10) days of the filing of these preliminary proxy materials.

Please direct any questions and comments relating to this filing to the undersigned at 954-847-2283 or, in my absence, to Robert Rosselot, Esq. at 954-847-2285.

Very truly yours,

/s/LORI A. WEBER

Lori A. Weber

Assistant Secretary